Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	90 Months Ended	118 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
WBI BullBear Value 3000 ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WBI BullBear Value 3000 ETF NAV
Average Annual Return, Percent	1.57%	2.47%		2.54%
WBI BullBear Yield 3000 ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WBI BullBear Yield 3000 ETF NAV
Average Annual Return, Percent	4.88%	1.68%		1.08%
WBI BullBear Quality 3000 ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WBI BullBear Quality 3000 ETF NAV
Average Annual Return, Percent	14.33%	4.99%		3.70%
WBI Power Factor High Dividend ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WBI Power Factor High Dividend ETF NAV
Average Annual Return, Percent	16.97%	8.54%	7.29%
ETF Market [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WBI BullBear Value 3000 ETF Market
Average Annual Return, Percent	1.47%	2.47%		2.53%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	24.56%	15.05%			12.82%
Russell 3000 Value Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Value Total Return
Average Annual Return, Percent	12.93%	8.89%			8.11%
ETF Market [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WBI BullBear Yield 3000 ETF Market
Average Annual Return, Percent	4.85%	1.71%		1.07%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	24.56%	15.05%		12.82%
Russell 3000 Value Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Value Total Return
Average Annual Return, Percent	12.93%	8.89%		8.11%
ETF Market [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WBI BullBear Quality 3000 ETF Market
Average Annual Return, Percent	14.30%	5.00%		3.69%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	24.56%	15.05%		12.82%
Russell 3000 Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return
Average Annual Return, Percent	23.13%	14.14%		12.15%
ETF Market [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WBI Power Factor High Dividend ETF Market
Average Annual Return, Percent	16.71%	8.56%	7.28%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	24.56%	15.05%	14.41%
Solactive Power Factor High Dividend GTR Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Solactive Power Factor High Dividend GTR Index
Average Annual Return, Percent	17.58%	9.18%	8.42%